SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

June 2, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc.

Post-Effective Amendment No. 50 to

Registration Statement on Form N-1A

(File Nos. 333-15265 and 811-7899)

Ladies and Gentlemen:

On behalf of BlackRock Index Funds, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 50 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for a new class of shares of a series of the Corporation, iShares MSCI EAFE International Index Fund (the “Fund”), as well as an updated Statement of Additional Information relating to the Fund. The investment objective, strategies and risks of this new share class of the Fund are identical to the investment objective, strategies and risks of the existing share classes of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

With respect to the Prospectus relating to the Class G Shares (the “Class G Shares Prospectus”) of the Fund, reference is made to Post-Effective Amendment No. 1151 to the Registration Statement on Form N-1A of BlackRock FundsSM, on behalf of BlackRock Emerging Markets ex-China Fund, which was filed on November 10, 2022 (the “Emerging Markets Prior Filing”). While the Fund’s Class G Shares Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Emerging Markets Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Prospectus:

•	Account Information

•	Fund’s Rights

•	Participation in Fee-Based Programs

•	Short-Term Trading Policy

•	Management of the Fund

•	Conflicts of Interest

•	General Information

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements

•	Selective Disclosure of Portfolio Holdings

•	Redemption of Shares

•	Shareholder Services

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Dividends and Taxes

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc: Janey Ahn

Jessica Holly

Louisa Kiu